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Federated High Yield Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

AUGUST 31, 1997

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Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314197104
8092705 (10/97)


PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated High Yield Trust. The Report covers the six-month period ended August 31, 1997 and includes an investment review by the fund's portfolio manager, followed by a complete list of portfolio holdings and the financial statements.

This mutual fund is managed to pursue the significant opportunities available in the lower-grade corporate bond market.+ At the end of the reporting period, its highly diversified portfolio included more than 200 bonds issued by companies that span the business and industrial spectrum. Each holding is the result of an intensive research process.

During the reporting period ended August 31, 1997, the fund paid dividends of $0.42 per share and produced a total return of 5.53%.* Total net assets grew from $938.3 million on the first day of the reporting period to surpass the $1 billion mark by the last day of the reporting period.

Thank you for participating in Federated High Yield Trust. As always, we welcome your questions and comments.

Sincerely,
/s/ Glen R. Johnson
Glen R. Johnson

President

October 15, 1997

+ Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

The financial markets continued to generate excellent returns for the six-month period ended August 31, 1997. This strong performance resulted from an almost ideal economic environment which has existed for most of 1997. Moderate to strong economic growth coupled with modest inflation pushed most financial assets higher. The high-yield market benefited from the good macro-economic environment, rising equity prices, falling interest rates and strong demand for high-yield securities. These factors led to high-yield bonds outperforming their high-quality counterpart as illustrated by the Lehman Brothers High Yield Bond Index,* which returned 5.68% over the reporting period, and to high-yield bonds outperforming the Lehman Brothers Aggregate Bond Index,** a measure of high-quality bond performance, which returned 4.39%.

Federated High Yield Trust, which returned 5.53% over the period,*** performed in line with the Lehman Brothers High Yield Bond Index and underperformed the Lipper High Current Yield Average+ which returned 6.04%. Several factors impacted the fund's performance during the period. The fund's telecommunication holdings outperformed the overall market. Particular standouts were Nextel, a mobile communications company, which continued to exceed expectations as it rolled out its network, and competitive local exchange carriers, such as McLeod and Brooks Fiber, which continued to make inroads in the local marketplace. The fund's cable holdings also outperformed the overall market, especially Cablevision Systems, which was upgraded during the period, and United Kingdom cable TV companies like International Cable Tel which gained strength on expectation of further consolidation in the UK market. The fund's Australian cable companies, Australis Media and UIH Australia/Pacific, rebounded from depressed levels. Several other issuers delivered excellent relative performance based on company-specific events. Heritage Media was upgraded to investment grade when it was acquired by News Corp., while Trism and RBX rebounded on improved operating performance. On the negative side, Wireless One, a wireless cable operator underperformed as the market continued to question the company's strategy and technology. Royal Oak, an owner of gold mines, underperformed due to lower gold prices, and Echostar underperformed as its acquisition by News Corp. was canceled. Relative to the Lipper High Current Yield Average, the fund was negatively impacted by its higher overall quality profile. During the reporting period, lower-quality, high-yield bonds outperformed higher quality, high-yield bonds.

Looking forward, we continue to expect high-yield bonds to generate attractive relative returns as long as the current economic environment persists. The operating performance of the underlying issuers held in the fund should continue to perform in line with or exceed expectations. From an industry perspective, we continue to favor companies in the telecommunications, cable, and broadcast sectors. A combination of deregulation, technological change, consolidation, and entrepreneurship are driving the return expectations for companies in these industries.

* Lehman Brothers High Yield Bond Index is an unmanaged index comprised of all fixed income securities having a maximum quality rating of Ba1 by Moody's Investors Service, Inc. (including defaulted issues). All bonds included in this index must be dollar-denominated, non-convertible, have at least one year remaining to maturity and have an outstanding par value of at least $100 million; pay-in-kind bonds and Eurobonds are excluded. Actual investments cannot be made in an index.

** Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. It is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. This Index is unmanaged, and investments cannot be made in an index.

*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

PORTFOLIO OF INVESTMENTS

FEDERATED HIGH YIELD TRUST
AUGUST 31, 1997 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                                             VALUE
 CORPORATE BONDS--85.9%
 AEROSPACE & DEFENSE--0.2%
 $ 2,225,000 Tracor, Inc., Sr. Sub. Note, 8.50%, 3/1/2007                                         $    2,291,750
 AUTOMOBILE--2.4%
   3,563,000 Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                               3,972,745
     750,000 Aftermarket Technology Co., Sr. Sub. Note, Series D, 12.00%, 8/1/2004                       836,250
   7,175,000 Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006                           8,179,500
   3,000,000 Exide Corp., Sr. Note, 10.00%, 4/15/2005                                                  3,217,500
   5,900,000 Lear Corp., Sub. Note, 9.50%, 7/15/2006                                                   6,431,000
   2,050,000 (a)Oxford Automotive, Inc., Sr. Sub. Note, 10.125%, 6/15/2007                             2,108,938
              Total                                                                                   24,745,933
 BANKING--1.2%
  11,075,000 First Nationwide Escrow Corp., Sr. Sub. Note, 10.625%, 10/1/2003                         12,182,500
 BEVERAGE & TOBACCO--0.5%
   4,450,000 Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                                                   4,689,187
 BROADCAST RADIO & TV--5.6%
   3,000,000 (a)Capstar Radio Broadcasting Partners, Inc., Sr. Sub. Note, 9.25%, 7/1/2007              3,090,000
   2,450,000 (a)Chancellor Radio Broadcasting Co., Sr. Sub. Note, 8.75%, 6/15/2007                     2,483,687
   5,000,000 Chancellor Radio Broadcasting Co., Sr. Sub. Note, 9.375%, 10/1/2004                       5,225,000
   4,000,000 (a)Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%, 8/15/2007                          2,490,000
   3,200,000 (a)Fox/Liberty Networks, LLC, Sr. Note, 8.875%, 8/15/2007                                 3,184,000
   8,750,000 Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                     9,406,250
   5,000,000 Lamar Advertising Co., Sr. Sub. Note, 9.625%, 12/1/2006                                   5,325,000
   2,750,000 (a)Outdoor Systems, Inc., Sr. Sub. Note, 8.875%, 6/15/2007                                2,818,750
   1,400,000 SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                                  1,568,000
   5,550,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 12/15/2003                         5,799,750
   3,300,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 9/30/2005                          3,448,500
   2,250,000 (a)Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%, 7/15/2007                        2,238,750
     750,000 Sullivan Broadcast Holdings Inc., Deb., 13.25%, 12/15/2006                                  772,500
   5,025,000 Sullivan Broadcast Holdings Inc., Sr. Sub. Note, 10.25%, 12/15/2005                       5,276,250
   2,225,000 Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005                               2,336,250
   1,250,000 Young Broadcasting, Inc., Sr. Sub. Note, 11.75%, 11/15/2004                               1,403,125
   1,425,000 Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006                                 1,410,750
              Total                                                                                   58,276,562

FEDERATED HIGH YIELD TRUST


  PRINCIPAL
    AMOUNT                                                                                             VALUE
 CORPORATE BONDS--CONTINUED
 BUILDING & DEVELOPMENT--0.5%
 $ 4,625,000 (a)American Builders & Contractors Supply Co., Inc., Sr. Sub. Note, 10.625%,   $    4,821,562
             5/15/2007
 BUSINESS EQUIPMENT & SERVICES--1.6%
   3,725,000 Electronic Retailing Systems International, Inc., Sr. Disc.
             Note, 0/13.25%, 2/1/2004                                                                  2,439,875
   3,900,000 Knoll Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                             4,358,250
   3,675,000 Outsourcing Solutions, Inc., Sr. Sub. Note, 11.00%, 11/1/2006                             4,051,688
   5,225,000 United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005                             5,943,438
              Total                                                                                   16,793,251
 CABLE TELEVISION--11.5%
   2,525,000 Australis Holdings Property Ltd., Unit, 0/15.00%, 11/1/2002                               2,108,375
      34,989 Australis Media Ltd., Sr. Disc. Note, 0/15.75%, 5/15/2003                                    29,566
   3,950,000 Australis Media Ltd., Unit, 0/14.00%, 5/15/2003                                           3,337,750
   4,000,000 Cablevision Systems Corp., Sr. Sub. Deb., 9.875%, 2/15/2013                               4,300,000
   1,250,000 Cablevision Systems Corp., Sr. Sub. Note, 10.50%, 5/15/2016                               1,406,250
   3,875,000 Cablevision Systems Corp., Sr. Sub. Note, 9.25%, 11/1/2005                                4,030,000
   4,300,000 Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                               4,611,750
   2,000,000 Charter Communications Holdings, Inc., Sr. Disc. Note, 0/14.00%, 3/15/2007                1,430,000
   4,750,000 Charter Communications Southeast, LP, Sr. Note, 11.25%, 3/15/2006                         5,165,625
   6,475,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005                                           6,928,250
  10,475,000 Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                                              8,039,562
  12,600,000 Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%, 2/15/2007                     7,812,000
   2,000,000 Diamond Cable Communications PLC, Sr. Disc. Note, 0/13.25%, 9/30/2004                     1,692,500
  11,250,000 EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/13.125%, 3/15/2004               8,493,750
   5,250,000 International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/10.875%, 10/15/2003                  4,803,750
   3,350,000 International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%, 2/1/2006                     2,479,000
   6,375,000 International Cabletel, Inc., Sr. Disc. Note, 0/12.75%, 4/15/2005                         5,044,219
   1,000,000 Lenfest Communications Inc., Sr. Sub. Note, 10.50%, 6/15/2006                             1,090,000
   3,300,000 Pegasus Media, Note, 12.50%, 7/1/2005                                                     3,679,500
   2,850,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 12/1/2007                  3,078,000
   2,500,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 3/15/2005                  2,721,875
   5,800,000 Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                           6,510,500
   3,275,000 Rogers Communications, Inc., Sr. Note, 8.875%, 7/15/2007                                  3,266,813
   3,700,000 TCI Communications, Inc., Sr. Note, 6.875%, 2/15/2006                                     3,559,659
  19,525,000 TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                        14,497,313
   9,425,000 UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                                6,267,625

FEDERATED HIGH YIELD TRUST


  PRINCIPAL
    AMOUNT                                                                                             VALUE
 CORPORATE BONDS--CONTINUED
 CABLE TELEVISION--CONTINUED
 $ 3,000,000 Wireless One, Inc., Sr. Note, 13.00%, 10/15/2003                                     $    1,230,000
   3,000,000 Wireless One, Inc., Unit, 0/13.50%, 8/1/2006                                                615,000
              Total                                                                                  118,228,632
 CHEMICALS & PLASTICS--2.7%
   1,550,000 Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                            1,650,750
     750,000 Buckeye Cellulose Corp., Sr. Sub. Note, 8.50%, 12/15/2005                                   763,125
   1,750,000 Crain Industries, Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                  1,999,375
   1,475,000 ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003                                            1,537,687
   3,988,000 ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                                             4,257,190
   3,200,000 (a)Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007                                    3,224,000
   4,900,000 RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                    4,226,250
   7,950,000 Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%, 8/15/2008                    5,465,625
   1,350,000 Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                                1,481,625
   3,400,000 Uniroyal Technology Corp., Sr. Secd. Note, 11.75%, 6/1/2003                               3,417,000
              Total                                                                                   28,022,627
 CLOTHING & TEXTILES--1.8%
   2,375,000 Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%, 1/15/2007                   2,434,375
   1,000,000 (a)Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007                                        1,012,500
   2,150,000 GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                                               2,187,625
   4,450,000 (a)Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007                                        4,783,750
   1,750,000 Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006                                        1,855,000
   6,075,000 WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                                6,363,563
              Total                                                                                   18,636,813
 CONSUMER PRODUCTS--3.7%
   3,150,000 American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                                     3,339,000
   2,600,000 Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                                       2,827,500
   3,500,000 Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/2002                           3,771,250
   5,300,000 ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006                                  2,875,250
   4,000,000 ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002                             4,460,000
   6,300,000 Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                           6,363,000
   1,100,000 (a)Playtex Products, Inc., Sr. Note, 8.875%, 7/15/2004                                    1,113,750
   4,000,000 Renaissance Cosmetics, Inc., Sr. Note, 11.75%, 2/15/2004                                  4,040,000
   2,750,000 Revlon Consumer Products Corp., Sr. Sub. Note, 10.50%, 2/15/2003                          2,915,000
   4,500,000 Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                             4,747,500


FEDERATED HIGH YIELD TRUST


  PRINCIPAL
    AMOUNT                                                                                             VALUE
 CORPORATE BONDS--CONTINUED
 CONSUMER PRODUCTS--CONTINUED
 $ 1,950,000 Syratech Corp., Sr. Note, 11.00%, 4/15/2007                                          $    2,091,375
              Total                                                                                   38,543,625
 CONTAINER & GLASS PRODUCTS--0.0%
   1,260,000 (a)(b)Kane Industries, Inc., Sr. Sub. Disc. Note, 2/1/1998                                        0
 ECOLOGICAL SERVICES & EQUIPMENT--2.0%
   9,600,000 (a)Allied Waste Industries, Inc., Sr. Disc. Note, 0/11.30%, 6/1/2007                      6,528,000
   8,375,000 Allied Waste North America, Inc., Company Guarantee, 10.25%, 12/1/2006                    9,149,687
   2,350,000 ICF Kaiser International, Inc., Sr. Sub. Note, 13.00%, 12/31/2003                         2,449,875
   5,350,000 (b)Mid-American Waste Systems, Inc., Sr. Sub. Note, 12.25%, 2/15/2003                     2,273,750
              Total                                                                                   20,401,312
 ELECTRONICS--1.2%
   4,750,000 Advanced Micro Devices, Inc., Sr. Secd. Note, 11.00%, 8/1/2003                            5,367,500
   3,825,000 Fairchild Semiconductor Corp., Sr. Sub., 10.125%, 3/15/2007                               4,111,875
   3,175,000 (a) Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                                      3,262,313
              Total                                                                                   12,741,688
 FINANCIAL INTERMEDIARIES--0.5%
   2,000,000 ContiFinancial Corp., Sr. Note, 8.375%, 8/15/2003                                         2,065,000
   3,200,000 Olympic Financial Ltd., Unit, 11.50%, 3/15/2007                                           3,224,000
              Total                                                                                    5,289,000
 FOOD & DRUG RETAILERS--1.7%
   3,650,000 Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                               4,069,750
   1,675,000 (a)DiGiorgio Corp., Sr. Note, 10.00%, 6/15/2007                                           1,666,625
  10,375,000 Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                         11,295,781
   1,000,000 (a)Stater Brothers Holdings, Inc., Sr. Sub. Note, 9.00%, 7/1/2004                         1,020,000
              Total                                                                                   18,052,156
 FOOD PRODUCTS--2.1%
   4,350,000 Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005                                4,828,500
   6,250,000 International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006                         6,609,375
   3,000,000 (a)MBW Foods Inc., Sr. Sub. Note, 9.875%, 2/15/2007                                       3,060,000
   2,400,000 PMI Acquisition Corp., Sr. Sub. Note, 10.25%, 9/1/2003                                    2,550,000
   4,050,000 Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                     4,515,750
              Total                                                                                   21,563,625
 FOOD SERVICES--0.5%
   4,500,000 (a)AmeriServe Food Distribution, Inc., Sr. Sub. Note, 10.125%, 7/15/2007                  4,657,500

FEDERATED HIGH YIELD TRUST


  PRINCIPAL
    AMOUNT                                                                                             VALUE
 CORPORATE BONDS--CONTINUED
 FOOD SERVICES--CONTINUED
 $ 1,250,000 (a)Nebco Evans Holding Co., Sr. Disc. Note, 0/12.375%, 7/15/2007                     $      756,250
              Total                                                                                    5,413,750
 FOREST PRODUCTS--2.8%
   4,125,000 Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                                    4,578,750
   5,250,000 Four M Corp., Sr. Note, 12.00%, 6/1/2006                                                  5,696,250
   5,350,000 S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                                       6,005,375
   4,975,000 Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                                        5,329,469
   2,000,000 Stone Container Corp., Sr. Note, 12.58%, 8/1/2016                                         2,180,000
   2,000,000 Stone Container Corp., Unit, 12.25%, 4/1/2002                                             2,080,000
   3,575,000 Uniforet Inc., Sr. Note, 11.125%, 10/15/2006                                              3,405,188
              Total                                                                                   29,275,032
 HEALTHCARE--2.9%
   5,725,000 Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                                6,497,875
   4,250,000 Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006                            4,388,125
   6,350,000 Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005                                        6,445,250
   9,900,000 Tenet Healthcare Corp., Sr. Sub. Note, 10.125%, 3/1/2005                                 10,890,000
   1,650,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007                                  1,707,750
              Total                                                                                   29,929,000
 HOME PRODUCTS & FURNISHINGS--0.1%
   1,825,000 (a) Falcon Building Products, Inc., Sr. Sub. Disc. Note, 0/10.50%, 6/15/2007              1,145,187
 HOTELS, MOTELS, INNS & CASINOS--0.5%
   4,900,000 Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008                                   5,316,500
 INDUSTRIAL PRODUCTS & EQUIPMENT--4.9%
   1,550,000 Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007                                          1,635,250
   4,800,000 Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005                          5,304,000
   3,275,000 (a)Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007                             3,455,125
   5,325,000 Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                               5,844,187
   3,700,000 Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%, 7/1/2001                       3,972,875
   3,250,000 Hawk Corp., Sr. Note, 10.25%, 12/1/2003                                                   3,412,500
   4,100,000 International Knife & Saw, Inc., Sr. Sub. Note, 11.375%, 11/15/2006                       4,422,875
   1,800,000 Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%, 8/15/2005                      1,912,500
   1,875,000 (a)Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%, 8/15/2005                   1,992,188
   5,000,000 (a)MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007                                   5,387,500
   3,900,000 Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                     4,134,000

FEDERATED HIGH YIELD TRUST


  PRINCIPAL
    AMOUNT                                                                                             VALUE
 CORPORATE BONDS--CONTINUED
 INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUED
 $ 3,500,000 (a)Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                                    $    3,745,000
   1,250,000 (a)Roller Bearing Co. of America, Inc., Sr. Sub. Note, 9.625%, 6/15/2007                  1,281,250
   3,450,000 Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                                     3,588,000
              Total                                                                                   50,087,250
 LEISURE & ENTERTAINMENT--5.0%
   9,975,000 AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                                 7,506,187
   1,600,000 AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                        1,774,000
   3,550,000 Cobblestone Golf Group, Inc., Sr. Note, 11.50%, 6/1/2003                                  3,745,250
   1,000,000 (a)KSL Recreation Group, Inc., Sr. Sub. Note, 10.25%, 5/1/2007                            1,060,000
   3,100,000 Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                                          3,472,000
     500,000 Premier Parks, Inc., Sr. Note, 9.75%, 1/15/2007                                             528,125
  12,825,000 Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                          13,241,813
  20,400,000 Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                                                 20,068,500
              Total                                                                                   51,395,875
 MACHINERY & EQUIPMENT--1.5%
   4,275,000 Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003                                    4,499,437
   5,525,000 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                               5,801,250
   4,050,000 Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                                            4,556,250
              Total                                                                                   14,856,937
 METALS & MINING--0.4%
   4,350,000 Royal Oak Mines, Inc., Sr. Sub. Note, 11.00%, 8/15/2006                                   3,980,250
 OIL & GAS--4.3%
   7,950,000 Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004                                      8,745,000
   4,150,000 DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007                                           4,150,000
   2,000,000 Falcon Drilling Co., Inc., Sr. Sub. Note, 12.50%, 3/15/2005                               2,305,000
   4,875,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 8.50%, 2/15/2007                         4,850,625
   5,250,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 9.50%, 11/1/2006                         5,486,250
   2,500,000 Giant Industries, Inc., Sr. Sub. Note, 9.75%, 11/15/2003                                  2,606,250
   1,950,000 (a)Pacalta Resources Ltd., Sr. Note, 10.75%, 6/15/2004                                    2,010,938
   2,000,000 (a)Pogo Producing Co., Sr. Sub. Note, 8.75%, 5/15/2007                                    2,040,000
   2,000,000 Pride Petroleum Services, Inc., Sr. Note, 9.375%, 5/1/2007                                2,095,000
   4,000,000 United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                                 4,370,000
   3,175,000 (a)United Refining Co., Sr. Note, 10.75%, 6/15/2007                                       3,206,750

FEDERATED HIGH YIELD TRUST


  PRINCIPAL
    AMOUNT                                                                                             VALUE
 CORPORATE BONDS--CONTINUED
 OIL & GAS--CONTINUED
 $ 2,650,000 (a)XCL, Ltd., Unit, 13.50%, 5/1/2004                                                 $    2,689,750
              Total                                                                                   44,555,563
 PRINTING & PUBLISHING--2.4%
   7,350,000 Affiliated Newspaper Investments, Inc., Sr. Disc. Note, 0/13.25%, 7/1/2006                6,798,750
   2,975,000 Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                            3,332,000
   2,100,000 Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 2/1/2006                  2,194,500
   3,750,000 Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 3/15/2007                 3,900,000
   4,700,000 K-III Communications Corp., Company Guarantee, Series B, 8.50%, 2/1/2006                  4,755,366
   2,700,000 Petersen Publishing Co., LLC, Sr. Sub. Note, 11.125%, 11/15/2006                          3,051,000
   1,100,000 (a)Von Hoffmann Press, Inc., Sr. Sub. Note, 10.375%, 5/15/2007                            1,166,000
              Total                                                                                   25,197,616
 REAL ESTATE--0.4%
   3,953,000 Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                                        4,521,244
 RETAILERS--0.8%
   5,600,000 Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                                    5,992,000
   2,450,000 (a)Leslie's Poolmart, Inc., Sr. Note, 10.375%, 7/15/2004                                  2,535,750
              Total                                                                                    8,527,750
 SERVICES--1.1%
   3,968,000 Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                              4,414,400
   1,500,000 DecisionOne Corp., 9.75%, 8/1/2007                                                        1,548,750
   1,500,000 DecisionOne Holdings Corp., Unit, 0/11.50%, 8/1/2008                                        963,750
   3,600,000 Intertek Finance PLC, Sr. Sub. Note, 10.25%, 11/1/2006                                    3,780,000
   1,100,000 KinderCare Learning Centers, Inc., Sr. Sub. Note, 9.50%, 2/15/2009                        1,072,500
              Total                                                                                   11,779,400
 STEEL--2.0%
   5,400,000 Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%, 8/1/2004                               6,075,000
   3,000,000 Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                        3,105,000
   3,600,000 EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                            3,582,000
   5,900,000 GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                           6,416,250
   1,225,000 GS Technologies Operating Co., Inc., Sr. Note, 12.25%, 10/1/2005                          1,356,687
              Total                                                                                   20,534,937
 SURFACE TRANSPORTATION--2.9%
   4,400,000 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                          4,686,000
   3,350,000 (a)Chemical Leaman Corp., Sr. Note, 10.375%, 6/15/2005                                    3,484,000

FEDERATED HIGH YIELD TRUST


  PRINCIPAL
    AMOUNT                                                                                             VALUE
 CORPORATE BONDS--CONTINUED
 SURFACE TRANSPORTATION--CONTINUED
 $ 3,000,000 Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                $    3,322,500
   7,050,000 Statia Terminals International N.V., 1st Mtg. Note, 11.75%, 11/15/2003                    7,473,000
   6,700,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                                                    7,353,250
   3,100,000 Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                                            3,115,500
              Total                                                                                   29,434,250
 TELECOMMUNICATIONS & CELLULAR--11.9%
   6,650,000 American Communications Services, Inc., Sr. Disc. Note, 0/12.75%, 4/1/2006                4,039,875
     600,000 American Communications Services, Inc., Sr. Disc. Note, 0/13.00%, 11/1/2005                 388,500
   1,000,000 (a)American Communications Services, Inc., Sr. Note, 13.75%, 7/15/2007                    1,072,500
   1,750,000 Arch Communications Group, Inc., Sr. Disc. Note, 0/10.875%, 3/15/2008                       971,250
   9,625,000 Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/10.875%, 3/1/2006                        7,074,375
   4,650,000 Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/11.875%, 11/1/2006                       3,266,625
   7,025,000 Cellular Communications International, Inc., Sr. Disc. Note, 13.25% accrual,              5,356,562
             8/15/2000
   6,750,000 (a)Comcast Cellular Holdings, Inc., Sr. Note, 9.50%, 5/1/2007                             7,020,000
   2,900,000 (a)Hermes Europe Railtel B.V., Sr. Note, 11.50%, 8/15/2007                                3,074,000
   4,925,000 (a)Intermedia Communications of Florida, Inc., Sr. Disc. Note, 0/11.25%, 7/15/2007        3,127,375
  10,925,000 Intermedia Communications of Florida, Inc., Sr. Disc. Note, 0/12.50%, 5/15/2006           7,947,937
   9,600,000 McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007                                          6,384,000
   2,000,000 (a)McLeod, Inc., Sr. Note, 9.25%, 7/15/2007                                               2,035,000
   3,550,000 (a)MetroNet Communications, Unit, 12.00%, 8/15/2007                                       3,834,000
   9,275,000 Millicom International Cellular S. A., Sr. Disc. Note, 0/13.50%, 6/1/2006                 7,014,219
   8,525,000 NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%, 8/15/2004                           7,118,375
   6,850,000 Paging Network, Inc., Sr. Sub. Note, 10.00%, 10/15/2008                                   6,918,500
   3,075,000 Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007                                    3,136,500
   2,325,000 PhoneTel Technologies, Inc., Sr. Note, 12.00%, 12/15/2006                                 2,383,125
   5,400,000 Qwest Communications International, Inc., Sr. Note, 10.875%, 4/1/2007                     5,994,000
   5,850,000 Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                                        6,142,500
  13,100,000 Teleport Communications Group, Inc., Sr. Disc. Note, 0/11.125%, 7/1/2007                  9,857,750
   1,150,000 Teleport Communications Group, Inc., Sr. Note, 9.875%, 7/1/2006                           1,244,875
   6,575,000 (a)Telesystem International Wireless, Inc., Sr. Disc. Note, 0/13.25%, 6/30/2007           3,912,125
   4,325,000 USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                                4,173,625
   9,375,000 Vanguard Cellular Systems, Inc., Deb., 9.375%, 4/15/2006                                  9,703,125
              Total                                                                                  123,190,718

FEDERATED HIGH YIELD TRUST


  PRINCIPAL
    AMOUNT
  OR SHARES                                                                                            VALUE
 CORPORATE BONDS--CONTINUED
 UTILITIES--2.3%
 $ 2,200,000 CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006                                      $    2,359,500
  14,075,000 California Energy Co., Inc., Sr. Note, 10.25%, 1/15/2004                                 15,236,187
   4,250,000 El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                                      4,670,452
              Total                                                                                   22,266,139
              TOTAL CORPORATE BONDS (IDENTIFIED COST $848,759,246)                                   886,687,621
 COMMON STOCKS--0.5%
 BROADCAST RADIO & TV--0.0%
      12,000 Sullivan Broadcast Holdings Inc., Class B                                                   120,000
 BUILDING & DEVELOPMENT--0.0%
       3,080 Atlantic Gulf Communities Corp.                                                              17,325
 BUSINESS EQUIPMENT AND SERVICES--0.0%
       3,725 (a)Electronic Retailing Systems International, Inc., Warrants                               149,000
 CABLE TELEVISION--0.0%
       2,525 Australis Holdings Property Ltd., Warrants                                                        0
          68 (a)CS Wireless Systems, Inc.                                                                      0
       6,994 Pegasus Communications Corp.                                                                 93,556
       3,450 Pegasus Communications Corp., Warrants                                                       53,475
       9,000 Wireless One, Inc., Warrants                                                                      0
              Total                                                                                      147,031
 CHEMICALS & PLASTICS--0.0%
       4,675 Sterling Chemicals Holdings, Inc., Warrants                                                 163,625
      27,500 Uniroyal Technology Corp., Warrants                                                          51,563
              Total                                                                                      215,188
 CONGLOMERATES--0.3%
     181,487 Walter Industries, Inc.                                                                   3,300,795
 CONSUMER PRODUCTS--0.1%
      72,287 Alarmguard Holdings, Inc.                                                                   603,235
       3,000 Hosiery Corp. of America, Inc.                                                               21,000
       5,000 (a)IHF Capital, Inc., Warrants                                                              251,250
              Total                                                                                      875,485
 CONTAINER & GLASS PRODUCTS--0.0%
      53,400 (a)(b)Kane Industries, Inc., Warrants                                                             0

FEDERATED HIGH YIELD TRUST

    SHARES                                                                                             VALUE
 COMMON STOCKS--CONTINUED
 PRINTING & PUBLISHING--0.1%
       5,350 Affiliated Newspaper Investments, Inc.                                               $      537,675
 STEEL--0.0%
       1,800 (a)Bar Technologies, Inc., Warrants                                                          81,000
 TELECOMMUNICATIONS & CELLULAR--0.0%
       6,325 Cellular Communications International, Inc., Warrants                                       126,500
              TOTAL COMMON STOCKS (IDENTIFIED COST $9,308,672)                                         5,572,308
 PREFERRED STOCKS--4.2%
 BANKING--0.2%
      72,000 California Federal Preferred Capital Corp., REIT Perpetual Pfd. Stock, Series A,          1,890,000
             $2.28
 BROADCAST RADIO & TV--1.9%
      37,581 American Radio Systems Corp., PIK Pfd., 11.375%                                           4,340,842
      21,250 (a)Capstar Broadcasting Partners, Inc., Sr. Pfd., $12.00                                  2,241,875
      58,446 (a)Chancellor Broadcasting Co., Exchangeable Pfd. Stock, $12.00                           6,633,621
      18,250 SFX Broadcasting, Inc., Exchangeable Pfd. Stock, Series E                                 1,980,125
      39,750 Sinclair Broadcast Group, Inc., Pfd., $11.63                                              4,352,626
              Total                                                                                   19,549,089
 CABLE TELEVISION--0.4%
       3,639 Pegasus Communications Corp., PIK Pfd., Series A, 12.75%                                  3,766,365
 INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
       2,000 Fairfield Manufacturing Co., Inc., Exchangeable Pfd. Stock                                2,110,000
 PRINTING & PUBLISHING--0.5%
      46,308 K-III Communications Corp., PIK Pfd., Series B, 11.625%                                   5,093,990
 REAL ESTATE--0.1%
      30,000 Crown American Realty Trust, Sr. Pfd., Series A, $1.38                                    1,586,250
 TELECOMMUNICATIONS & CELLULAR--0.9%
       2,000 (a)IXC Communications, Inc., Jr. Exchangeable Pfd. Stock, 12.50%                          2,117,500
       2,900 (a)NEXTEL Communications, Inc., Pfd., 13.00%                                              3,182,750
       2,976 PanAmSat Corp., PIK Pfd., 12.75%                                                          3,556,320
              Total                                                                                    8,856,570
              TOTAL PREFERRED STOCKS (IDENTIFIED COST $39,754,218)                                    42,852,264

FEDERATED HIGH YIELD TRUST


  PRINCIPAL
    AMOUNT                                                                                             VALUE
 U.S. TREASURY--3.8%
 TREASURY NOTES--3.8%
 $30,000,000 United States Treasury Note, 5.75%, 8/15/2003                                        $   29,233,200
  10,000,000 United States Treasury Note, 5.875%, 2/15/2004                                            9,784,400
              TOTAL U.S. TREASURY (IDENTIFIED COST $38,462,500)                                       39,017,600
 (C) REPURCHASE AGREEMENT--4.7%
  48,180,000  BT Securities Corporation, 5.58%, dated 8/29/1997, due
              9/2/1997 (AT AMORTIZED COST) 48,180,000 TOTAL
              INVESTMENTS (IDENTIFIED COST $984,464,636)(D)
              $1,022,309,793


(a) Denotes a private placement security. At August 31, 1997, these securities amounted to $128,251,809 which represents 12.4% of total net assets.

(b) Non-income producing security. Mid-American and certain of its subsidiaries (the "Debtors") filed for relief under the provision of Chapter 11 Bankruptcy Code on January 21, 1997. The Debtors and USA Waste Services, Inc. ("USA") and certain of its affiliates subsequently closed on an Asset Purchase Agreement pursuant to which USA acquired substantially all the Debtors' assets. A proposed liquidation plan of reorganization has been filed. In addition, a group of subordinated bondholders, which includes various funds managed by Federated, has retained counsel and has filed suit for legal claims involving fraud, misrepresentations, and securities law violations regarding Mid-American.

(c) The repurchase agreement is fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $984,464,636. The net unrealized appreciation of investments on a federal tax basis amounts to $37,845,157 which is comprised of $53,665,515 appreciation and $15,820,358 depreciation at August 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($1,032,765,056) at August 31, 1997.

The following acronyms are used throughout this portfolio:

GTD --Guaranty

LLC --Limited Liability Corporation

LP --Limited Partnership

PIK --Payment in Kind

PLC --Public Limited Company

REIT --Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED HIGH YIELD TRUST
AUGUST 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities,
   at value (identified and tax cost $984,464,636)                                       $1,022,309,793

 Income receivable                                                                           17,966,293
 Receivable for shares sold                                                                  11,718,471
    Total assets                                                                          1,051,994,557
 LIABILITIES:
 Payable for shares redeemed                                            $  1,117,849
 Income distribution payable                                               7,558,306
 Payable to Bank                                                          10,324,197
 Accrued expenses                                                            229,149
    Total liabilities                                                                        19,229,501
 NET ASSETS for 108,742,761 shares outstanding                                           $1,032,765,056
 NET ASSETS CONSIST OF:
 Paid in capital                                                                         $1,018,013,568
 Net unrealized appreciation of investments                                                  37,845,157
 Accumulated net realized loss on investments                                               (22,717,479)
 Distributions in excess of net investment income                                              (376,190)
    Total Net Assets                                                                     $1,032,765,056
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $1,032,765,056 / 108,742,761 shares outstanding                                                  $9.50

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED HIGH YIELD TRUST
SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                                    $   1,324,488
 Interest                                                                                        44,777,582
     Total income                                                                                46,102,070
 EXPENSES:
 Investment advisory fee                                                    $   3,531,638
 Administrative personnel and services fee                                        355,518
 Custodian fees                                                                    43,473
 Transfer and dividend disbursing agent fees and expenses                         115,195
 Directors'/Trustees' fees                                                          7,544
 Auditing fees                                                                     10,028
 Legal fees                                                                         3,496
 Portfolio accounting fees                                                         65,058
 Shareholder services fee                                                       1,177,213
 Share registration costs                                                          47,873
 Printing and postage                                                              32,844
 Insurance premiums                                                                 4,048
 Taxes                                                                              6,532
 Miscellaneous                                                                      6,992
     Total expenses                                                             5,407,452
 Waivers --
     Waiver of investment advisory fee                        $ (1,005,322)
     Waiver of shareholder services fee                           (235,442)
          Total waivers                                                        (1,240,764)
                 Net expenses                                                                     4,166,688
                  Net investment income                                                          41,935,382
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                (4,590,993)
 Net change in unrealized appreciation of investments                                            15,662,038
     Net realized and unrealized gain on investments                                             11,071,045
          Change in net assets resulting from operations                                      $  53,006,427

(See Notes which are an integral part of the Financial Statements)


STATEMENT OF CHANGES IN NET ASSETS
FEDERATED HIGH YIELD TRUST

SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)               YEAR ENDED
                                                               AUGUST 31, 1997           FEBRUARY 28, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                          $  41,935,382            $      72,323,180
 Net realized gain (loss) on investments ($4,590,993 net
  loss and $6,021,942 net gain, respectively, as computed
  for federal tax purposes)                                        (4,590,993)                   5,800,495
 Net change in unrealized appreciation/depreciation                15,662,038                   26,326,072
   Change in net assets resulting from operations                  53,006,427                  104,449,747
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                         (41,603,041)                 (72,323,180)
 Distributions in excess of net investment income                     --                          (520,035)
   Change in net assets resulting from distributions to           (41,603,041)                 (72,843,215)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     456,396,460                  860,932,809
 Net asset value of shares issued to shareholders in               25,265,788                   55,383,889
 payment of distributions declared
 Cost of shares redeemed                                         (398,663,355)                (683,339,454)
   Change in net assets resulting from share                       82,998,893                  232,977,244
   transactions
     Change in net assets                                          94,402,279                  264,583,776
 NET ASSETS:
 Beginning of period                                              938,362,777                  673,779,001
 End of period                                                $ 1,032,765,056            $     938,362,777

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                   ENDED
                                                 (UNAUDITED)
                                                  AUGUST 31,                    YEAR ENDED FEBRUARY 28 OR 29,
                                                     1997        1997         1996        1995        1994           1993
 NET ASSET VALUE, BEGINNING OF PERIOD              $ 9.41      $ 9.09       $ 8.57      $ 9.48       $ 9.10        $ 8.91
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.42        0.85         0.85        0.84         0.84          0.93
  Net realized and unrealized gain                   0.09        0.33         0.51       (0.90)        0.40          0.19
   (loss) on investments
  Total from investment operations                   0.51        1.18         1.36       (0.06)        1.24          1.12
 LESS DISTRIBUTIONS
  Distributions from net investment income          (0.42)      (0.85)       (0.84)      (0.84)       (0.86)        (0.93)
  Distributions in excess of net                       --       (0.01)         --        (0.01)         --             --
   investment income(a)
  Total distributions                               (0.42)      (0.86)       (0.84)      (0.85)       (0.86)        (0.93)
 NET ASSET VALUE, END OF PERIOD                    $ 9.50      $ 9.41       $ 9.09      $ 8.57       $ 9.48        $ 9.10
 TOTAL RETURN(B)                                     5.53%      13.74%       16.47%      (0.32)%      14.16%        13.28%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                           0.88%*      0.88%        0.88%       0.85%        0.83%         0.77%
  Net investment income                              8.91%*      9.45%        9.53%       9.70%        9.17%        10.54%
  Expense waiver/reimbursement(c)                    0.26%*      0.28%        0.30%       0.22%        0.13%         0.22%
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)      $1,032,765    $938,363     $673,779    $464,604     $432,045      $354,383
 Portfolio turnover                                    44%         81%          87%         99%         112%           93%

* Computed on an annualized basis.

(a) Distributions in excess of net investment income for the periods ended February 28, 1997 and 1995 were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED HIGH YIELD TRUST
AUGUST 31, 1997 (UNAUDITED)

ORGANIZATION

Federated High Yield Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Trust's portfolio of investments consists primarily of lower-rated, corporate-debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default).

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At February 28, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $17,555,889, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR                EXPIRATION AMOUNT
     1999                           $9,269,587
     2000                           $6,829,698
     2003                           $1,456,604

Additionally, net capital losses of $279,762, attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Trust's next taxable year (March 1, 1997).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                       SIX MONTHS
                                                                         ENDED                 YEAR ENDED
                                                                     AUGUST 31, 1997        FEBRUARY 28, 1997
 Shares sold                                                           49,045,042              94,942,662
 Shares issued to shareholders in payment of distributions declared     2,715,293               6,072,728
 Shares redeemed                                                      (42,769,939)            (75,398,302)
  Net change resulting from share transactions                          8,990,396              25,617,088

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1997, were as follows:

PURCHASES $439,211,054

SALES $393,770,942

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Peter E. Madden

Gregor F. Meyer

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

NOTES